INVESTMENT MANAGEMENT

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VOYA®

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 18, 2022

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Voya Equity Trust (the "Trust") (CIK 1063946)
(Securities Act of 1933 File No. 333-265586)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests identifiers for the classes of Voya Small Cap Growth Fund (the "Fund") set forth in the table below, all of which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on June 14, 2022 (accession number 0001683863-22- 005001). This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 (333-265586) solely for the purpose of obtaining class identifiers for the Fund, pursuant to the "Notice and FAQ's re: Mandatory Series and Class (Contract) Identifiers" (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm ) .

Voya Small Cap Growth Fund	Class A

Class C

Class P3

Class R

Class W

If you have any questions or would like further information, please contact Jessica Reece at 617.235.4636.

Very truly yours,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward Counsel

Voya Investment Management